Operating Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Lessee, Operating Lease, Liability, Maturity [Table Text Block]

	Lease Commitment	Non-Lease Commitment	Total Commitment
	$	$	$
Payments
2020	69,617	37,089	106,706
2021	54,195	26,948	81,143
2022	22,978	8,189	31,167
2023	9,227	—	9,227
2024	5,713	—	5,713
Thereafter	—	—	—
Total payments	161,730	72,226	233,956
Less: imputed interest	(13,128)
Carrying value of operating lease liabilities	148,602
Less current portion	(61,431)
Carrying value of long-term operating lease liabilities	87,171